JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
April 25, 2011
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of John Hancock Funds II, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information for the Emerging Markets Fund, a separate series of the Trust (the “Fund”).
The interactive data files included as an exhibit to this filing relate to each form of prospectus filed with the Securities and Exchange Commission on April 5, 2011 pursuant to Rule 497(c) (Accession No. 0000950123-11-032956), each of which is incorporated by reference into this filing.
If you have any questions or comments, please call me at 617-663-2261.
Sincerely,

/s/ Christopher Sechler Christopher Sechler
Assistant Secretary